October 5, 2018

Supplement

SUPPLEMENT DATED OCTOBER 5, 2018 TO THE PROSPECTUS OF
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2018
(the "Fund")

Effective October 10, 2018, the Prospectus is hereby amended as follows:

The second footnote following the Fund's Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted and replaced with the following:

2  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent such expenses and fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.60% of the average daily net assets of the Fund, which includes a waiver in which the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive all of the Fund's shareholder servicing fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The third paragraph of the section of the Prospectus entitled "Fund Details—Fund Management" is hereby deleted and replaced with the following:

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.60% of the average daily net assets of the Fund, which includes a waiver in which the Fund's Distributor has agreed to waive all of the Fund's shareholder servicing fee that it may receive. In addition, the Distributor, Adviser and Administrator have also agreed to waive all or a portion of the Fund's shareholder servicing fee, advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The following is hereby added after the last sentence of the section of the Prospectus entitled "Shareholder Information—How to Buy Shares—Shareholder Services Plan":

The Fund's Distributor has agreed to waive all of the shareholder servicing fee that it may receive. This fee waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DSTFEECAPROSPT

October 5, 2018

Supplement

SUPPLEMENT DATED OCTOBER 5, 2018 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2018
(the "Fund")

Effective October 10, 2018, the Statement of Additional Information is hereby amended as follows:

The fourth paragraph of the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser and Administrator" is hereby deleted and replaced with the following:

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.60% of the average daily net assets of the Fund, which includes a waiver in which the Fund's Distributor has agreed to waive all of the Fund's shareholder servicing fee that it may receive. In addition, the Distributor, Adviser and Administrator have also agreed to waive all or a portion of the Fund's shareholder servicing fee, advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The following is hereby added after the second sentence of the section of the Statement of Additional Information entitled "Shareholder Services Plan":

The Fund's Distributor has agreed to waive all of the shareholder servicing fee that it may receive. This fee waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.